UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

SPARROW FUNDS

(Exact name of registrant as specified in charter)

8500 Maryland Avenue, Suite 743  St.Louis   MO  63105

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Annual Report

August 31, 2023

Fund Advisor:

Sparrow Capital Management, Inc.

8500 Maryland Avenue, Suite 743

St. Louis, Missouri 63105

Toll Free: (888) 727-3301

Local Phone: (314) 725-6161

SPARROW GROWTH FUND

MANAGERS COMMENTARY

AUGUST 31, 2023 (UNAUDITED)

We continue to watch as the Federal Reserve Bank fights the inflation battle. The United States has experienced periods of inflations in the past especially around times when countries are in a major conflict with each other. We believe the Federal Reserve Bank and the tools and experience to win this battle and the United States economy and U.S investors will benefit from lower inflation. For the fiscal year ended August 31, 2023, the Sparrow Growth Fund (the “Fund”) no load class returned +15%. Over the same period, the S&P 500 Index returned +15.92%. The Fund allocated a large portion of its assets to faster growing businesses versus the overall market in general which were more sensitive to changes in inflation and rising interest rates.

Among the stocks that continued to provide positive performance over the past year was Meta Platforms, Inc. which engages in the development of products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, and wearables worldwide. It operates in two segments, Family of Apps and Reality Labs. The Family of Apps segment offers Facebook, which enables people to share, discuss, discover, and connect with interests; Instagram, a community for sharing photos, videos, and private messages, as well as feed, stories, reels, video, live, and shops; Messenger, a messaging application for people to connect with friends, family, communities, and businesses across platforms and devices through text, audio, and video calls; and WhatsApp, a messaging application that is used by people and businesses to communicate and transact privately. The Reality Labs segment provides augmented and virtual reality related products comprising consumer hardware, software, and content that help people feel connected, anytime, and anywhere.

One of the Fund’s investments that ultimately detracted from performance was Dollar General Corporation, a discount retailer, which provides various merchandise products in the southern, southwestern, midwestern, and eastern United States. It offers consumable products, including paper and cleaning products, such as paper towels, bath tissues, paper dinnerware, trash and storage bags, disinfectants, and laundry products; packaged food comprising cereals, pasta, canned soups, fruits and vegetables, condiments, spices, sugar, and flour; and perishables that include milk, eggs, bread, refrigerated and frozen food, beer, and wine. The company's consumable products also comprise snacks, such as candies, cookies, crackers, salty snacks, and carbonated beverages; health and beauty products, including over-the-counter medicines and personal care products, such as soaps, body washes, shampoos, cosmetics, and dental hygiene and foot care products; pet supplies and pet food; and tobacco products. In addition, it offers seasonal products comprising holiday items, toys, batteries, small electronics, greeting cards, stationery, prepaid phones and accessories, gardening supplies, hardware, and automotive and home office supplies; and home products that include kitchen supplies, cookware, small appliances, light bulbs, storage containers, frames, candles, craft supplies and kitchen, and bed and bath soft goods. Further, the company provides apparel, which comprise casual everyday apparel for infants, toddlers, girls, boys, women, and men, as well as socks, underwear, disposable diapers, shoes, and accessories.

As always, we appreciate your business and remain focused on taking care of our shareholders. We here at Sparrow invest our money in the Fund which does not guarantee positive results but does keep our attention on your investments.

Gerald R. Sparrow

President

8500 Maryland Ave, Suite 743

St Louis, MO, 63105

t (314) 725-6161

gsparrow@sparrowcapital.com

www.sparrowcapital.com

Annual Report |  1

SPARROW GROWTH FUND

CLASS A

PERFORMANCE ILLUSTRATION

AUGUST 31, 2023 (UNAUDITED)

  Comparison of a $10,000 Investment in the Sparrow Growth Fund, Class A

and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in Class A shares of the Fund and the  Index on August 31, 2013 and held through August 31, 2023. The Index is a widely recognized unmanaged index of common stock prices. The Fund’s returns reflect the deduction of the maximum initial sales load and other recurring fees. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS.  Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301.

Annual Report |  2

SPARROW GROWTH FUND

CLASS A

PERFORMANCE ILLUSTRATION

AUGUST 31, 2023 (UNAUDITED)

Average Annual Total Returns

(for periods ended August 31, 2023)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, Class A	14.00%	7.44%	11.42%	$29,493
Sparrow Growth Fund, Class A*	7.44%	6.18%	10.77%	$27,797
S&P 500 Index **	15.92%	11.10%	12.78%	$33,354

Total Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2022 prospectus were 1.90%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with The U.S. Securities and Exchange Commission (SEC) guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee. Investing involves risk. Loss of principal is possible. Stocks of mid-cap and mid-cap companies are riskier than stocks of larger companies. Fund holdings and sector allocations are subject to change. A complete list of holdings can be found in the Schedule of Investments in this report.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Foreside Fund Services, LLC.

Annual Report |  3

SPARROW GROWTH FUND

CLASS C

PERFORMANCE ILLUSTRATION

AUGUST 31, 2023 (UNAUDITED)

 Comparison of a $10,000 Investment in the Sparrow Growth Fund, Class C

and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in Class C shares of the Fund and the Index on August 31, 2013 and held through August 31, 2023. The Index is a widely recognized unmanaged index of common stock prices. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301.

Annual Report |  4

SPARROW GROWTH FUND

CLASS C

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2023 (UNAUDITED)

Average Annual Total Returns

(for periods ended August 31, 2023)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, Class C	13.39%	6.87%	10.86%	$28,036
S&P 500 Index **	15.92%	11.10%	12.78%	$33,354

Total Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2022 prospectus were 2.39%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Foreside Fund Services, LLC.

Annual Report |  5

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION

AUGUST 31, 2023 (UNAUDITED)

 Comparison of a $10,000 Investment in the Sparrow Growth Fund, No Load Class and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in No Load Class shares of the Fund and the Index on August 31, 2013 and held through August 31, 2023. The Index is a widely recognized unmanaged index of common stock prices. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301.

Annual Report |  6

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2023 (UNAUDITED)

 Average Annual Total Returns

(for periods ended August 31, 2023)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, No Load Class	14.55%	7.91%	11.80%	$30,505
S&P 500 Index **	15.92%	11.10%	12.78%	$33,354

Total Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2022 prospectus were 1.39%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Foreside Fund Services, LLC.

Annual Report |  7

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the value of investments.

Technology
26.52%
Basic Materials
1.03%
Communication Services
13.42%
Consumer Cyclical
14.77%
Consumer Defensive
17.99%
Energy
1.45%
Financial Services
17.41%
Healthcare
7.10%
Industrials
0.08%
Money Market Fund
0.23%

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

Annual Report |  8

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2023

Shares		Value

COMMON STOCKS - 99.28%

Beverages - 5.02%
15,575	Coca-Cola Co.	$ 931,852
6,670	PepsiCo, Inc.	1,186,726
		2,118,578
Bottled & Canned Soft Drinks & Carbonated Waters - 1.00%
7,330	Monster Beverage Corp. *	420,815

Cigarettes - 0.52%
2,305	Philip Morris International, Inc.	221,418

Computer Communications Equipment - 0.96%
7,085	Cisco Systems, Inc.	406,325

Computer Peripheral Equipment - 0.59%
935	Fortinet, Inc. *	56,296
790	Palo Alto Networks, Inc. *	192,207
		248,503
Electronic Computers - 6.50%
14,605	Apple, Inc.	2,743,841

Electromedical & Electrotherapeutic Apparatus - 0.21%
2,325	InMode Ltd. *	90,884

Finance Services - 2.91%
7,780	American Express Co.	1,229,162

Fire, Marine & Casualty Insurance - 3.43%
3,715	Berkshire Hathaway, Inc. Class B *	1,338,143
815	Progressive Corp.	108,778
		1,446,921
Hospital & Medical Service Plans - 1.06%
575	Cigna Corp.	158,850
605	United Health Group, Inc.	288,331
		447,181
Hotels & Motels - 0.44%
430	Hilton Worldwide Holdings, Inc.	63,920
590	Marriott International, Inc.	120,071
		183,991
Industrial Inorganic Chemicals - 0.45%
645	Air Products and Chemicals, Inc.	190,591

Industrial Instruments for Measurement, Display, and Control - 0.08%
70	Roper Technologies, Inc.	34,934

The accompanying notes are an integral part of these financial statements.

Annual Report |  9

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2023

Shares		Value

Insurance Agents, Brokers & Service - 0.14%
295	Marsh & McLennan Companies, Inc.	$ 57,522

Motor Vehicles & Passenger Car Bodies - 0.08%
130	Tesla, Inc. *	33,550

National Commercial Banks - 1.11%
3,195	JPMorgan Chase & Co.	467,524

Petroleum Refining - 1.45%
1,890	Chevron Corp.	304,479
2,760	Exxon Mobil Corp.	306,884
		611,363
Pharmaceutical Preparations - 5.24%
1,760	Eli Lilly & Co.	975,392
2,960	Johnson & Johnson	478,573
1,950	Vertex Pharmaceuticals, Inc. *	679,263
430	Zoetis, Inc.	81,919
		2,215,147
Retail - Eating Places - 4.19%
6,290	McDonalds Corp.	1,768,434

Retail - Auto & Home Supply Stores - 0.90%
405	O'Reilly Automotive, Inc. *	380,579

Retail - Auto Dealers & Gasoline Stations - 2.00%
3,450	AutoNation, Inc. *	541,961
120	AutoZone, Inc. *	303,760
		845,721
Retail - Building Materials, Hardware, Garden Supply - 0.48%
745	Sherwin Williams Co.	202,431

Retail - Catalog & Mail-Order Houses - 5.06%
15,480	Amazon.com, Inc. *	2,136,395

Retail - Eating & Drinking Places - 1.00%
4,325	Starbucks Corp.	421,428

Retail - Family Clothing Stores - 0.19%
880	TJX Companies, Inc.	81,382

Retail - Variety Stores - 6.18%
1,135	Costco Wholesale Corp.	623,433
12,230	Walmart, Inc.	1,988,720
		2,612,153

The accompanying notes are an integral part of these financial statements.

Annual Report |  10

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2023

Shares		Value

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.15%
545	Intercontinental Exchange, Inc.	$ 64,305

Semiconductors & Related Devices - 4.47%
655	Broadcom, Inc.	604,493
800	Microchip Technology, Inc.	65,472
2,470	NVIDIA Corp.	1,219,069
		1,889,034
Services - Business Services - 7.09%
3,565	Mastercard, Inc. Class A	1,471,062
680	Fiserv, Inc.	82,545
5,870	Visa, Inc. Class A	1,442,142
		2,995,749
Services - Commercial Physical & Biological Research - 0.24%
370	Medpace Holdings, Inc.	100,000

Services - Computer Processing & Data Preparation - 0.48%
825	Workday, Inc. Class A *	201,713

Services - Computer Programming, Data Processing, Etc. - 10.20%
19,645	Alphabet, Inc. Class A *	2,675,060
5,515	Meta Platforms, Inc. Class A *	1,631,833
		4,306,893
Services - Consumer Credit Reporting, Collection Agencies - 2.69%
1,075	Moody's Corp.	362,060
1,985	S&P Global, Inc.	775,857
		1,137,917
Services - Prepackaged Software - 13.45%
660	Adobe, Inc. *	369,164
180	Cadence Design Systems, Inc. *	43,279
895	Electronic Arts, Inc.	107,382
200	Intuit, Inc.	108,362
7,555	Microsoft Corp.	2,476,227
5,315	Oracle Corp.	639,873
1,665	Paycom Software, Inc.	490,909
3,105	Salesforce.com, Inc. *	687,633
1,175	ServiceNow, Inc. *	691,875
145	Synopsys, Inc. *	66,539
		5,681,243
Services - Video Tape Rental - 2.90%
2,825	Netflix, Inc. *	1,225,146

The accompanying notes are an integral part of these financial statements.

Annual Report |  11

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2023

Shares		Value

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.72%
210	Ecolab, Inc.	$ 38,600
7,200	Procter & Gamble Co.	1,111,248
		1,149,848
Sugar & Confectionery Products - 2.55%
5,010	Hershey Co.	1,076,449

Surgical & Medical Instruments & Apparatus - 0.31%
290	ShockWave Medical, Inc. *	63,913
230	Stryker Corp.	65,217
		129,130
Transportation Services - 0.84%
115	Booking Holdings, Inc. *	357,078

TOTAL FOR COMMON STOCKS (Cost $34,356,935) - 99.28%		41,931,278

MONEY MARKET FUND - 0.23%
95,427	Fidelity Investments Money Market Government Portfolio – Class I - 5.21% **	95,427
TOTAL FOR MONEY MARKET FUND (Cost $95,427) - 0.23%		95,427

TOTAL INVESTMENTS (Cost $34,452,362) - 99.51%		42,026,705

OTHER ASSETS LESS LIABILITIES - 0.49%		208,073

NET ASSETS - 100.00%		$ 42,234,778

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield on August 31, 2023.

The accompanying notes are an integral part of these financial statements.

Annual Report |  12

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2023

Assets:
Investments in Securities, at Fair Value (Cost $34,452,362)	$ 42,026,705
Receivables:
Dividends	55,675
Subscriptions Receivable	191,327
Prepaid Expenses	26,415
Total Assets	42,300,122
Liabilities:
Payables:
Advisory Fees	29,516
Administrative Fees	551
Compliance Fees	542
Trustee Fees	405
Other Accrued Expenses	34,330
Total Liabilities	65,344
Net Assets	$ 42,234,778

Net Assets Consist of:
Paid In Capital	$ 34,862,485
Distributable Earnings	7,372,293
Net Assets	$ 42,234,778

Class A:
Net Assets	$ 14,872,183
Shares outstanding (unlimited number of shares authorized with no par value)	447,817
Net Asset Value	$ 33.21
Offering Price Per Share ($33.21/ 94.25%) (Note 2)	$ 35.24
Short-term Redemption Price Per Share ($33.21 x 0.99) *	$ 32.88

Class C:
Net Assets	$ 2,643,921
Shares outstanding (unlimited number of shares authorized with no par value)	88,563
Net Asset Value, Redemption Price and Offering Price Per Share	$ 29.85

No Load Class:
Net Assets	$ 24,718,674
Shares outstanding (unlimited number of shares authorized with no par value)	756,939
Net Asset Value, Redemption Price and Offering Price Per Share	$ 32.66

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

Annual Report |  13

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2023

Investment Income:
Dividends (Net of foreign taxes withheld $0)	$ 512,125
Total Investment Income	512,125

Expenses:
Advisory Fees (Note 4)	379,784
Distribution and/or Service (12b-1) Fees (Class A - $69,536;
Class C - $25,008) (Note 4)	94,544
Transfer Agent Fees	9,858
Legal Fees	18,270
Accounting Fees	36,985
Administrative Fees	6,051
Audit Fees *	18,501
Compliance Fees	6,293
Insurance Fees	1,016
Custody Fees	17,582
Miscellaneous Fees	11,403
Registration Fees	32,327
Trustee Fees	4,238
Printing and Mailing Fees	5,061
Total Expenses	641,913

Net Investment Loss	(129,788)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(43,226)
Net Change in Unrealized Appreciation on Investments	5,332,720
Net Realized and Unrealized Gain on Investments	5,289,494

Net Increase in Net Assets Resulting from Operations	$ 5,159,706

* Audit fees are for the review and preparation of the auditor's opinon and consent.

The accompanying notes are an integral part of these financial statements.

Annual Report |  14

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	8/31/2023	8/31/2022
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (129,788)	$ (433,220)
Net Realized Gain (Loss) on Investments	(43,226)	10,795,516
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,332,720	(34,141,137)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,159,706	(23,778,841)

Distributions to Shareholders from:
Class A	(2,139,236)	-
Class C	(448,919)	-
No Load Class	(3,197,489)	-
Change in Net Assets from Distributions	(5,785,644)	-

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	1,395,221	1,079,536
Class C	236,877	110,558
No Load Class	4,483,643	3,823,288
Reinvestment of Shares
Class A	2,008,101	-
Class C	337,631	-
No Load Class	3,157,447	-
Cost of Shares Redeemed
Class A	(1,562,754)	(3,209,817)
Class C	(427,561)	(1,836,254)
No Load Class	(2,712,891)	(17,854,981)
Net Increase (Decrease) from Shareholder Activity	6,915,714	(17,887,670)

Net Assets:
Net Increase (Decrease) in Net Assets	6,289,776	(41,666,511)
Beginning of Year	35,945,002	77,611,513
End of Year	$42,234,778	$35,945,002

Share Transactions:
Shares Sold
Class A	43,595	24,346
Class C	8,436	2,811
No Load Class	147,965	85,572
Reinvestment of Shares
Class A	67,750	-
Class C	12,626	-
No Load Class	108,690	-
Shares Redeemed
Class A	(48,313)	(76,982)
Class C	(15,074)	(48,151)
No Load Class	(88,938)	(460,744)
Net Increase (Decrease) in Shares	236,737	(473,148)

The accompanying notes are an integral part of these financial statements.

Annual Report |  15

SPARROW GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

Years Ended				
	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Year	$ 34.59	$ 51.83	$ 41.23	$ 26.18	$ 29.89
Income (Loss) From Investment Operations:					
Net Investment Loss [(a)]	(0.19)	(0.43)	(0.87)	(0.57)	(0.53)
Net Gain (Loss) on Investments (Realized and Unrealized)	4.36	(16.81)	11.81	15.97	(1.96)
Total from Investment Operations	4.17	(17.24)	10.94	15.40	(2.49)
Distributions:					
Realized Gains	(5.55)	-	(0.34)	(0.35)	(1.22)
Total from Distributions	(5.55)	-	(0.34)	(0.35)	(1.22)
Net Asset Value, at End of Year	$ 33.21	$ 34.59	$ 51.83	$ 41.23	$ 26.18
Total Return [(b)]	14.00%	(33.26)%	26.53%	59.58%	(6.80)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 14,872	$ 13,312	$ 22,671	$ 16,622	$ 10,367
Ratio of Expenses to Average Net Assets	1.94%	1.90%	1.81%	2.02%	2.10%
Ratio of Net Investment Loss to Average Net Assets	(0.59)%	(1.02)%	(1.73)%	(1.99)%	(2.06)%
Portfolio Turnover [(c)]	55.79%	192.58%	44.86%	13.14%	23.94%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.      Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  16

SPARROW GROWTH FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
	Years Ended				
Net Asset Value, at Beginning of Year	$ 31.79	$ 47.86	$ 38.29	$ 24.50	$ 28.21
Income (Loss) From Investment Operations:					
Net Investment Loss [(a)]	(0.32)	(0.61)	(1.03)	(0.67)	(0.62)
Net Gain (Loss) on Investments (Realized and Unrealized)	3.93	(15.46)	10.94	14.81	(1.87)
Total from Investment Operations	3.61	(16.07)	9.91	14.14	(2.49)
Distributions:					
Realized Gains	(5.55)	-	(0.34)	(0.35)	(1.22)
Total from Distributions	(5.55)	-	(0.34)	(0.35)	(1.22)
Net Asset Value, at End of Year	$ 29.85	$ 31.79	$ 47.86	$ 38.29	$ 24.50
Total Return [(b)]	13.39%	(33.58)%	25.87%	58.51%	(7.22)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 2,644	$ 2,625	$ 6,122	$ 5,301	$ 2,771
Ratio of Expenses to Average Net Assets	2.44%	2.39%	2.31%	2.51%	2.60%
Ratio of Net Investment Loss to Average Net Assets	(1.09)%	(1.57)%	(2.24)%	(2.48)%	(2.56)%
Portfolio Turnover [(c)]	55.79%	192.58%	44.86%	13.14%	23.94%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  17

SPARROW GROWTH FUND

NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

Years Ended				
	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Year	$ 33.96	$ 50.62	$ 40.08	$ 25.35	$ 28.93
Income (Loss) From Investment Operations:					
Net Investment Loss [(a)]	(0.03)	(0.23)	(0.60)	(0.43)	(0.45)
Net Gain (Loss) on Investments (Realized and Unrealized)	4.28	(16.43)	11.48	15.51	(1.91)
Total from Investment Operations	4.25	(16.66)	10.88	15.08	(2.36)
Distributions:					
Realized Gains	(5.55)	-	(0.34)	(0.35)	(1.22)
Total from Distributions	(5.55)	-	(0.34)	(0.35)	(1.22)
Net Asset Value, at End of Year	$ 32.66	$ 33.96	$ 50.62	$ 40.08	$ 25.35
Total Return [(b)]	14.55%	(32.91)%	27.14%	60.27%	(6.57)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 24,719	$ 20,008	$ 48,818	$ 22,345	$ 10,016
Ratio of Expenses to Average Net Assets	1.44%	1.39%	1.30%	1.57%	1.85%
Ratio of Net Investment Loss to Average Net Assets	(0.09)%	(0.56)%	(1.23)%	(1.54)%	(1.81)%
Portfolio Turnover [(c)]	55.79%	192.58%	44.86%	13.14%	23.94%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  18

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2023

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund complies with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and distributes substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended August 31, 2023, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022), or expected to be taken in the Fund’s 2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  As of and during the year ended August 31, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Related Income - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions,

Annual Report |  19

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2023

which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus.  With respect to Class C and No Load Class shares, there is no initial sales charge or CDSC.  Shareholders were charged $1,453 in sales charges for Class A shares during the year ended August 31, 2023.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses – Income, realized and unrealized gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not

Annual Report |  20

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2023

yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market or the market close, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the Fund’s investments by inputs used to value the assets as of August 31, 2023:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 41,931,278	$ -	$ -	$ 41,931,278
Money Market Fund	95,427	-	-	95,427
Total	$ 42,026,705	$ -	$ -	$ 42,026,705

The Fund did not hold any Level 2 or Level 3 assets during the year ended August 31, 2023. For more detail on the Fund’s investments in common stocks please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the year ended August 31, 2023.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee, calculated daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the year ended August 31, 2023, the Advisor

Annual Report |  21

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2023

earned fees of $379,784 from the Fund. As of August 31, 2023, the Fund owed $29,516 to the Advisor. The President of the Advisor is also a Trustee of the Trust.

Foreside Financial Services, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares and Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Under the Class A Plan, the Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares. This amount will be paid to the Distributor, and will be used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell Class A shares and provide distribution-related services to the Class A shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund also pays directly to the Advisor a service fee equal to 0.25% of the average daily net assets of the Fund invested in Class A shares. This amount will be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s Class A shareholders. During the year ended August 31, 2023, there were no amounts retained by the Advisor.

Under the Class C Plan, the Fund pays an annual fee of 1.00% (0.25% for shareholder servicing and 0.75% for distribution) of the average daily net assets of the Fund invested in Class C shares. The Advisor will use these fees to compensate entities that perform certain administrative or other servicing functions for the Fund’s Class C shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc. During the year ended August 31, 2023, there were no amounts retained by the Advisor.

The Plans, other than Distributor Fees in Class A, are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Advisor and Distributor irrespective of actual 12b-1 fees incurred. For the year ended August 31, 2023, Class A incurred 12b-1 expenses of $69,536, and Class C incurred 12b-1 expenses of $25,008. At August 31, 2023, the Fund had $1,064 in prepaid 12b-1 expenses.

The Trust, on behalf of the Fund, entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”), which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services, which provides transfer agency and fund accounting services to the Fund.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the year ended August 31, 2023, Empirical earned $12,344 for these services, included in the Administrative and Compliance Fees on the Statement of Operations. As of August 31, 2023, the Fund owed Empirical $1,093.

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended August 31, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 22,122,729

Sales

Investment Securities                          $ 21,338,374

Annual Report |  22

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2023

NOTE 6. TAX MATTERS

As of August 31, 2023, the aggregate cost of securities for federal income tax purposes was $34,481,161.

As of August 31, 2023, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                               $    7,820,168

Gross (Depreciation)                                    (274,624)

Net Appreciation on Investments          $    7,545,544

The tax character of distributions paid during the years ended August 31, 2023 and 2022, was as follows:

	August 31, 2023	August 31, 2022
Distributions paid from:
Ordinary Income	$ -	$ -
Capital Gains	$ 5,785,644	$ -
Total	$ 5,785,644	$ -

For the year ended August 31, 2023, each share class paid a long-term gain distribution of $5.552156 per share, on December 16, 2022. For the year ended August 31, 2022, there were no distributions paid.

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

Late-year ordinary loss	$ (102,072)
Capital loss carryforward – short term	(71,179)
Accumulated undistributed capital gain	-
Unrealized appreciation	7,545,544
$ 7,372,293

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the Fund for the fiscal year ended August 31, 2023 as follows:

Paid-in Capital	Total Distributable Earnings/(Deficit)
$ (141,652)	$ 141,652

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund elected to defer for the year ended August 31, 2023, Late Year ordinary losses in the amount of $102,072. These losses are deemed to arise on the first day of the following fiscal year for tax purposes.

As of August 31, 2023, the Fund had $71,179 in short-term capital loss carryforwards that do not expire for federal income tax purposes. The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

Annual Report |  23

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2023

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 8.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Annual Report |  24

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Sparrow Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sparrow Growth Fund (the “Fund”) as of August 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 27, 2023

Annual Report |  25

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

AUGUST 31, 2023 (UNAUDITED)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2023 through August 31, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

Annual Report |  26

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

AUGUST 31, 2023 (UNAUDITED)

Sparrow Growth Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2023	August 31, 2023	March 1, 2023 to August 31, 2023

Actual	$1,000.00	$1,129.21	$10.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.78	$9.50

* Expenses are equal to the Fund's annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sparrow Growth Fund Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2023	August 31, 2023	March 1, 2023 to August 31, 2023

Actual	$1,000.00	$1,126.42	$12.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.31	$11.98

* Expenses are equal to the Fund's annualized expense ratio of 2.36%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sparrow Growth Fund No Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2023	August 31, 2023	March 1, 2023 to August 31, 2023

Actual	$1,000.00	$1,132.45	$7.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.97

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report |  27

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

AUGUST 31, 2023 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC on Form N-PORT.  The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-888-727-3301.

Liquidity Risk Management Program - The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended August 31, 2023, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Additionally, the Board reviewed a written report addressing the operation of the Liquidity Risk Management Program and assessing its adequacy and the effectiveness of its implementation. Accordingly, the Administrator and the Board concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Advisory Agreement Renewal - At a meeting held on July 27, 2023, the renewal of the Management Agreement between the Adviser and the Trust, on behalf of the Fund (the “Agreement”) was presented. Counsel reminded the Board of its duties when considering renewal of a management agreement. She answered the Board’s questions about the Agreement’s renewal. The Board reviewed the materials provided in connection with the renewal of the Agreement and discussed, among other factors, (i) the Adviser’s business and the qualifications of its personnel, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the investment performance of the Fund, (iv) the costs of the services provided and the profits realized by the Adviser, (v) the extent to which economies of scale will be realized as the Fund grows, and (vi) whether the fee levels reflect these economies of scales to the benefit of shareholders.

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s investment strategies and execution of those strategies.  The Board examined the Adviser’s 15(c) responses (the “Report”) which included information regarding the Adviser’s personnel and compliance program, as well as comparisons regarding the Fund’s fees and

Annual Report |  28

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2023 (UNAUDITED)

performance to various peers and benchmarks. A representative of the Adviser discussed the investment advisory services the Adviser provided to the Fund. The Board reviewed the background and experience of the Adviser’s personnel servicing the Fund.  The Board noted that the Adviser complied with the Trust’s Code of Ethics and that there had been no reported litigation involving the Fund since the Agreement’s last renewal. Based on the information in the Report and discussions with the Adviser’s representative, the Board concluded the Adviser continued to provide high quality services to the Fund consistent with the Board’s expectations.

Performance. The Board reviewed information in the Report regarding the Fund’s returns for various periods ended July 6, 2023.  The Board observed that the Fund had outperformed the Morningstar Mid-Cap Growth category over the 5-year and 10-year periods. The Board noted that the Fund slightly trailed the Morningstar category average over the 1-year period but was generally in-line with the Morningstar category average. The Board agreed that the Fund’s performance indicated that the Adviser had the ability to generate reasonable returns to the benefit of shareholders. After additional discussion, the Board concluded that the Fund’s performance under the Adviser was satisfactory.

Fees and Expenses. The Board reviewed information comparing the management fee and expense ratio of the Fund to the fees and expenses paid by funds in the Morningstar Mid-Cap Growth category. The Board noted that the Fund’s management fee of 1.00% was above the 0.75% average for the Morningstar category but well below the high of the Morningstar category.  The Board further noted that the Fund’s net expense ratio was higher than the average for the Morningstar category average but also well below the high of the Morningstar category. The Adviser’s representative explained that because most of its peers in the Morningstar Mid Cap Growth category had higher assets than the Fund, its expense ratio was expected to be higher than the average, and that, among other similarly sized funds, the Fund’s management fee and expense ratio were quite reasonable. The Board also acknowledged the representative’s statement that the Adviser offered the Fund exceptional value for the services rendered. The Board determined that the Fund’s expense ratio and management fee were not unreasonable.

Profitability and Economies of Scale.  The Board reviewed financial statements and tax-related information provided by the Adviser. The Board considered whether the Adviser had realized a profit in connection with its relationship with the Fund and noted the Adviser reported a net loss during the 12 months ended June 30, 2023. The Board therefore concluded that excessive profitability was not an issue at this time.  As to the realization of economies of scale, the Board agreed that economies of scale could be realized as the Fund’s assets grew, but based on the current size of the Fund, no economies of scale had been achieved as of yet.

Conclusion. After consideration, the Board determined that the terms of the Agreement constituted a reasonable business arrangement and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Annual Report |  29

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2023 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald R. Sparrow* Age: 64	Trustee, President, Secretary, Treasurer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc. (since 2004); General partner of Sparrow Fund L.P., an advisory company (since 2004).	1	None
Brandon M. Pokersnik ** Age: 45	Chief Compliance Officer	Indefinite Term; Since 2021.	Accountant, Mutual Shareholder Services, LLC (since 2008); Attorney Mutual Shareholder Services, LLC (since June 2016); Owner/President, Empirical Administration, LLC (since September 2012).	NA	NA

*   Mr. Sparrow is an “interested” person because he is the President of the Advisor. His address is 8500 Maryland Avenue, Suite 743, St. Louis, MO 63105.

** Address of Mr. Pokersnik is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address* and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald E. Hake Age: 60	Independent Trustee	Indefinite Term; since 2020.	Vice-President and Assistant Controller, Aegion Corporation, an infrastructure solutions company (from 2018 through present); Controller, Krey Distributing Co. (from 2016 through 2018)	1	None
Donald D. Woodruff Age: 67	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc., a hearing aid retail company (from 1992 through present).	1	None

* Address of each Trustee is 8500 Maryland Avenue, Suite 743, St. Louis, MO 63105.

Annual Report |  30

TRUSTEES

Gerald R. Sparrow

Donald E. Hake

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Secretary and Treasurer

Brandon M. Pokersnik, Chief Compliance Officer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

8500 Maryland Avenue, Suite 743

St. Louis, MO 63105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Donald Hake is an audit committee financial expert.  Mr. Hake is independent for purposes of this Item 3.  He has gained his qualifications as a financial expert through his extensive experience as a controller and his skills in preparing, auditing and evaluating financial statements.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2023

$ 14,000

FY 2022

$ 14,000

(b)

Audit-Related Fees

Registrant

FY 2023

$ 750

FY 2022

$ 750

Nature of the fees:

Preparation of Auditor’s consent on the Fund’s registration statement.

(c)

Tax Fees

Registrant

FY 2023

$ 4,500

FY 2022

$ 3,000

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2023

$ 0

FY 2022

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2023

$ 4,500

FY 2022

$ 3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)

Not applicable.

(j)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARROW FUNDS

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date November 3, 2023

* Print the name and title of each signing officer under his or her signature.